Property and Equipment, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ 339	$ 272	$ 153
Property and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 1,700	$ 1,500	$ 988